Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property, Plant and Equipment
9.	Property, Plant and Equipment

(a)	Changes in property, plant and equipment for the year ended December 31, 2019 are as follows:

(In millions of won)	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction - in-progress (*1)	Right-of- use asset	Others	Total
Acquisition cost as of January 1, 2019	~~W~~	461,828	6,528,939	39,825,070	834,628	12,234,824	142,040	633,220	60,518,509
Accumulated depreciation as of January 1, 2019		—	(2,991,445)	(34,817,982)	(692,372)	—	—	(368,983)	(38,870,782)
Accumulated impairment loss as of January 1, 2019		—	(1,706)	(28,001)	—	(17,890)	—	—	(47,597)

Book value as of January 1, 2019	~~W~~	461,828	3,535,788	4,979,087	142,256	12,216,934	142,040	264,237	21,600,130

Additions		—	—	—	—	5,878,369	29,733	—	5,908,102
Depreciation		—	(302,157)	(2,609,205)	(66,592)	—	(51,063)	(239,762)	(3,268,779)
Disposals		(7,861)	(4,958)	(559,616)	(1,622)	—	(3,594)	(16,953)	(594,604)
Impairment loss (*2)		—	(125,687)	(1,212,215)	(8,278)	(171,439)	(4,302)	(28,509)	(1,550,430)
Others (*3)		68	1,064,123	6,958,793	70,140	(8,373,047)	—	279,923	—
Government grants received		—	(83,200)	(17,028)	—	(180,448)	—	—	(280,676)
Effect of movements in exchange rates		—	21,984	30,957	884	75,958	436	1,643	131,862

Book value as of December 31, 2019	~~W~~	454,035	4,105,893	7,570,773	136,788	9,446,327	113,250	260,579	22,087,645

Acquisition cost as of December 31, 2019	~~W~~	454,035	7,381,156	43,604,721	899,053	9,618,256	169,133	823,101	62,949,455

Accumulated depreciation as of December 31, 2019	~~W~~	—	(3,154,387)	(34,810,300)	(753,987)	—	(51,581)	(534,013)	(39,304,268)

Accumulated impairment loss as of December 31, 2019	~~W~~	—	(120,876)	(1,223,648)	(8,278)	(171,929)	(4,302)	(28,509)	(1,557,542)

(*1)	As of December 31, 2019, construction-in-progress mainly relates to construction of manufacturing facilities.
(*2)
During 2019, Display (AD PO) and Lighting CGUs were assessed for impairment, and impairment losses amounting to
~~W~~
1,491,292 million (
~~W~~
1,369,371 million and
~~W~~
121,921 million for Display (AD PO) and Lighting CGUs, respectively) were recognized as other expenses.

(*3)	Others are mainly transferred from construction-in-progress.

(b)	Changes in property, plant and equipment for the year ended December 31, 2020 are as follows:

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction -in-progress (*1)	Right-of- use asset	Others	Total
Acquisition cost as of January 1, 2020	~~W~~	454,035	7,381,156	43,604,721	899,053	9,618,256	169,133	823,101	62,949,455
Accumulated depreciation as of January 1, 2020		—	(3,154,387)	(34,810,300)	(753,987)	—	(51,581)	(534,013)	(39,304,268)
Accumulated impairment loss as of January 1, 2020		—	(120,876)	(1,223,648)	(8,278)	(171,929)	(4,302)	(28,509)	(1,557,542)

Book value as of January 1, 2020	~~W~~	454,035	4,105,893	7,570,773	136,788	9,446,327	113,250	260,579	22,087,645

Additions		—	—	—	—	2,098,911	51,754	—	2,150,665
Depreciation		—	(332,058)	(3,036,497)	(67,391)	—	(54,069)	(236,986)	(3,727,001)
Disposals		(11,266)	(31,936)	(117,538)	(2,963)	—	—	(38,345)	(202,048)
Impairment loss		—	1,074	(30,815)	8	(3,801)	—	(4,960)	(38,494)
Others (*2)		53	117,900	4,984,430	59,758	(5,481,494)	—	319,353	—
Government grants received		—	(12,647)	(93,825)	—	(11,869)	—	—	(118,341)
Effect of movements in exchange rates		—	(1,020)	(1,882)	(33)	(2,347)	(28)	(65)	(5,375)

Book value as of December 31, 2020	~~W~~	442,822	3,847,206	9,274,646	126,167	6,045,727	110,907	299,576	20,147,051

Acquisition cost as of December 31, 2020	~~W~~	442,822	7,420,854	48,174,525	735,329	6,122,364	184,036	1,021,641	64,101,571

Accumulated depreciation as of December 31, 2020	~~W~~	—	(3,457,052)	(37,582,109)	(600,912)	—	(69,130)	(697,134)	(42,406,337)

Accumulated impairment loss as of December 31, 2020	~~W~~	—	(116,596)	(1,317,770)	(8,250)	(76,637)	(3,999)	(24,931)	(1,548,183)

(*1)	As of December 31, 2020, construction-in-progress mainly relates to construction of manufacturing facilities.
(*2)	Others are mainly transferred from construction-in-progress.

(c)	Capitalized borrowing costs and capitalization rate for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of won)
	2018		2019	2020
Capitalized borrowing costs	~~W~~	146,607	283,525	191,876
Capitalization rate		2.80%	3.74%	4.14%